Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES
7.	LEASES

The Company has operating leases for its office facilities. The Company’s leases have remaining terms of less than one year. Leases with an initial term of 12 months or less are not recorded on the balance sheet; the Company recognizes lease expense for these leases on a straight-line basis over the lease term.